SUPPLEMENT DATED MAY 18, 2006
                       TO THE PROSPECTUS DATED MAY 1, 2006

                           PERSPECTIVE ADVISORS II(SM)

              ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY(R)
                AND THROUGH JACKSON NATIONAL SEPARATE ACCOUNT - I


THIS SUPPLEMENT UPDATES THE PROSPECTUS. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

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Under the PERIODIC EXPENSES table, please replace the current Annual Contract
Maintenance Charge with the following:

Annual Contract Maintenance Charge (5)                              $50


(5) This charge is waived on Contract Value of $50,000 or more. This charge is deducted proportionally from your allocations to the Investment Divisions and Fixed Account either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.











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